DESCRIPTION OF THE PLANS (Tables)	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Description of Plan [Line Items]
Employer Contribution Vesting Schedule	In general, Company Contributions and Non-Elective Contributions will vest according to the following schedule:

Years of Service	Percent Vested
Less than 2	0%
2	20%
3	40%
4	60%
5	80%
6	100%